Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Revenue from External Customers	Revenue from external customers

	2022	2021	2020
	US$’000	US$’000	US$’000
United States of America	116,602	65,402	75,000
China	328	3,424	—
Other	75	—	—
Total	117,005	68,826	75,000

Summary of Non-current Assets	Non-current assets

	December 31, 2022	December 31, 2021
	US$’000	US$’000
United States of America	114,426	103,648
China	54,510	50,800
Other	62,908	10,462
Total	231,844	164,910